VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2023
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—79.6%
Auto Manufacturers—0.5%
Lucid Group, Inc. 144A 1.250%, 12/15/26(1)(2)	$ 1,060	$ 572
Rivian Automotive, Inc. 144A 4.625%, 3/15/29(1)	480	444
		1,016

Automobile Components—0.8%
indie Semiconductor, Inc. 144A 4.500%, 11/15/27(1)(2)	650	763
Luminar Technologies, Inc. 144A 1.250%, 12/15/26(1)	1,280	828
		1,591

Banks—1.6%
Barclays Bank plc 0.000%, 2/18/25(2)	2,105	2,161
BofA Finance LLC 0.600%, 5/25/27(2)	1,095	1,262
		3,423

Biotechnology—3.3%
Alnylam Pharmaceuticals, Inc. 144A 1.000%, 9/15/27(1)(2)	1,740	1,726
Apellis Pharmaceuticals, Inc. 3.500%, 9/15/26(2)	150	330
Bridgebio Pharma, Inc. 2.250%, 2/1/29	1,395	840
Insmed, Inc.
1.750%, 1/15/25(2)	1,275	1,182
0.750%, 6/1/28(2)	700	577
Sarepta Therapeutics, Inc. 144A 1.250%, 9/15/27(1)	2,115	2,385
		7,040

Commercial Services—4.5%
Affirm Holdings, Inc. 0.000%, 11/15/26(2)	1,130	713
Block, Inc. 0.125%, 3/1/25(2)	1,815	1,691
Repay Holdings Corp. 144A 0.000%, 2/1/26(1)	1,905	1,427
Shift4 Payments, Inc.
0.000%, 12/15/25(2)	960	1,047
0.500%, 8/1/27	2,490	2,216
Stride, Inc. 1.125%, 9/1/27(2)	2,170	2,268
		9,362

Computers—2.5%
CyberArk Software Ltd. 0.000%, 11/15/24(2)	925	961
KBR, Inc. 2.500%, 11/1/23(2)	640	1,431
Parsons Corp. 0.250%, 8/15/25	1,695	1,832
	Par Value	Value

Computers—continued
Rapid7, Inc. 0.250%, 3/15/27	$ 1,260	$ 1,126
		5,350

Electric Utilities—2.1%
Alliant Energy Corp. 144A 3.875%, 3/15/26(1)	400	414
PPL Capital Funding, Inc. 144A 2.875%, 3/15/28(1)	1,135	1,138
Southern Co. (The) 144A 3.875%, 12/15/25(1)	2,880	2,968
		4,520

Energy-Alternate Sources—1.5%
Enphase Energy, Inc. 0.000%, 3/1/26	875	833
Sunnova Energy International, Inc. 144A 2.625%, 2/15/28(1)	2,920	2,351
		3,184

Entertainment—3.2%
DraftKings Holdings, Inc. 0.000%, 3/15/28(2)	2,095	1,500
IMAX Corp. 0.500%, 4/1/26(2)	2,010	2,013
Live Nation Entertainment, Inc. 2.000%, 2/15/25(2)	1,525	1,478
Vail Resorts, Inc. 0.000%, 1/1/26(2)	1,955	1,768
		6,759

Financial Services—4.3%
Coinbase Global, Inc. 0.500%, 6/1/26(2)	1,510	973
Encore Capital Group, Inc. 144A 4.000%, 3/15/29(1)	2,685	2,756
Goldman Sachs Finance Corp. 0.500%, 12/29/27(2)(3)	3,015	3,072
JPMorgan Chase Financial Co., LLC 0.500%, 6/15/27(2)	1,850	2,241
		9,042

Food & Beverage—0.5%
Post Holdings, Inc. 144A 2.500%, 8/15/27(1)	970	1,016
Healthcare-Products—7.8%
Alphatec Holdings, Inc. 0.750%, 8/1/26(2)	1,460	1,499
CONMED Corp. 144A 2.250%, 6/15/27(1)(2)	2,665	2,882
Envista Holdings Corp. 2.375%, 6/1/25(2)	425	807
Exact Sciences Corp.
0.375%, 3/15/27(2)	2,815	2,565
0.375%, 3/1/28(2)	250	217
Insulet Corp. 0.375%, 9/1/26(2)	1,595	2,380
See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023
($ reported in thousands)
	Par Value	Value

Healthcare-Products—continued
Integer Holdings Corp. 144A 2.125%, 2/15/28(1)(2)	$ 890	$ 1,010
Lantheus Holdings, Inc. 144A 2.625%, 12/15/27(1)	1,065	1,411
Natera, Inc. 2.250%, 5/1/27(2)	1,185	1,775
Novocure Ltd. 0.000%, 11/1/25(2)	1,575	1,404
Repligen Corp. 0.375%, 7/15/24	325	454
		16,404

Internet—8.6%
Booking Holdings, Inc. 0.750%, 5/1/25(2)	930	1,386
Etsy, Inc. 0.250%, 6/15/28(2)	1,225	995
Match Group Financeco 2, Inc. 144A 0.875%, 6/15/26(1)(2)	1,525	1,341
Palo Alto Networks, Inc.
0.750%, 7/1/23(2)	1,160	2,374
0.375%, 6/1/25(2)	1,485	2,743
Snap, Inc. 0.750%, 8/1/26	1,165	1,004
Uber Technologies, Inc. 0.000%, 12/15/25	1,425	1,239
Wayfair, Inc.
1.125%, 11/1/24	1,280	1,143
1.000%, 8/15/26	705	457
144A 3.250%, 9/15/27(1)	695	584
Zillow Group, Inc.
2.750%, 5/15/25	3,715	3,771
1.375%, 9/1/26	855	998
		18,035

Leisure Time—3.3%
NCL Corp., Ltd.
5.375%, 8/1/25	415	443
1.125%, 2/15/27(2)	3,560	2,582
Royal Caribbean Cruises Ltd.
2.875%, 11/15/23	1,450	1,474
144A 6.000%, 8/15/25(1)	585	892
Topgolf Callaway Brands Corp. 2.750%, 5/1/26	1,170	1,627
		7,018

Machinery-Diversified—0.7%
Middleby Corp. (The) 1.000%, 9/1/25(2)	1,210	1,465
Media—2.9%
DISH Network Corp. 0.000%, 12/15/25(2)	1,160	566
Liberty Broadband Corp. 144A 3.125%, 3/31/53(1)(2)	3,585	3,542
	Par Value	Value

Media—continued
Liberty Media Corp.-Liberty Formula One 144A 2.250%, 8/15/27(1)(2)	$ 1,955	$ 2,071
		6,179

Mining—0.6%
Lithium Americas Corp. 1.750%, 1/15/27(2)	1,545	1,196
Miscellaneous Manufacturing—1.4%
Axon Enterprise, Inc. 144A 0.500%, 12/15/27(1)(2)	2,570	2,891
Oil, Gas & Consumable Fuels—2.5%
Northern Oil & Gas, Inc. 144A 3.625%, 4/15/29(1)(2)	1,635	1,845
Permian Resources Operating LLC 3.250%, 4/1/28	790	1,452
Pioneer Natural Resources Co. 0.250%, 5/15/25(2)	860	1,958
		5,255

Passenger Airlines—0.5%
American Airlines Group, Inc. 6.500%, 7/1/25(2)	885	981
Personal Care Product—0.7%
Beauty Health Co. (The) 144A 1.250%, 10/1/26(1)(2)	1,870	1,529
Pharmaceuticals—4.4%
Dexcom, Inc.
0.750%, 12/1/23(2)	335	988
0.250%, 11/15/25(2)	5,410	5,903
Mirum Pharmaceuticals, Inc. 144A 4.000%, 5/1/29(1)	680	775
Revance Therapeutics, Inc. 1.750%, 2/15/27	1,250	1,519
		9,185

Retail—3.8%
Burlington Stores, Inc. 2.250%, 4/15/25(2)	2,050	2,298
Freshpet, Inc. 144A 3.000%, 4/1/28(1)	1,785	2,146
Guess, Inc. 144A 3.750%, 4/15/28(1)	1,425	1,429
Shake Shack, Inc. 0.000%, 3/1/28	2,800	2,077
		7,950

Semiconductors—3.6%
Impinj, Inc. 1.125%, 5/15/27(2)	845	910
MACOM Technology Solutions Holdings, Inc. 0.250%, 3/15/26(2)	1,125	1,080
Microchip Technology, Inc. 0.125%, 11/15/24(2)	910	964

See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023
($ reported in thousands)
	Par Value	Value

Semiconductors—continued
ON Semiconductor Corp. 144A 0.500%, 3/1/29(1)	$ 2,680	$ 2,581
Silicon Laboratories, Inc. 0.625%, 6/15/25	435	521
Wolfspeed, Inc. 0.250%, 2/15/28	2,105	1,525
		7,581

Software—13.3%
Bentley Systems, Inc. 0.125%, 1/15/26(2)	2,770	2,606
BILL Holdings, Inc. 0.000%, 12/1/25(2)	1,760	1,607
Cerence, Inc. 3.000%, 6/1/25(2)	930	955
Cloudflare, Inc. 0.000%, 8/15/26(2)	1,650	1,361
Confluent, Inc. 0.000%, 1/15/27(2)	1,380	1,093
Datadog, Inc. 0.125%, 6/15/25(2)	1,130	1,178
DigitalOcean Holdings, Inc. 0.000%, 12/1/26(2)	445	348
Envestnet, Inc. 144A 2.625%, 12/1/27(1)(2)	2,145	2,340
Evolent Health, Inc. 1.500%, 10/15/25(2)	2,060	2,631
Five9, Inc. 0.500%, 6/1/25(2)	1,280	1,178
HubSpot, Inc. 0.375%, 6/1/25(2)	945	1,468
MicroStrategy, Inc. 0.750%, 12/15/25	790	818
Model N, Inc. 144A 1.875%, 3/15/28(1)	290	282
MongoDB, Inc. 0.250%, 1/15/26	880	1,158
PagerDuty, Inc. 1.250%, 7/1/25	1,780	1,882
Splunk, Inc.
1.125%, 9/15/25	1,360	1,283
1.125%, 6/15/27	1,770	1,513
Tyler Technologies, Inc. 0.250%, 3/15/26(2)	2,760	2,770
Workiva, Inc. 1.125%, 8/15/26	1,070	1,413
		27,884

Telecommunications—0.7%
Viavi Solutions, Inc. 144A 1.625%, 3/15/26(1)	1,420	1,377
Total Convertible Bonds and Notes (Identified Cost $173,365)		167,233

Corporate Bonds and Notes—19.6%
Aerospace & Defense—0.8%
Bombardier, Inc. 144A 7.500%, 2/1/29(1)(2)	435	428
	Par Value	Value

Aerospace & Defense—continued
Spirit AeroSystems, Inc. 144A 9.375%, 11/30/29(1)	$ 305	$ 328
TransDigm, Inc. 144A 6.750%, 8/15/28(1)	665	675
Triumph Group, Inc. 144A 9.000%, 3/15/28(1)	230	233
		1,664

Auto Manufacturers—0.4%
Ford Motor Co.
9.625%, 4/22/30(2)	460	535
7.450%, 7/16/31(2)	250	263
6.100%, 8/19/32	115	110
		908

Automobile Components—0.8%
American Axle & Manufacturing, Inc. 6.500%, 4/1/27(2)	250	231
Clarios Global LP 144A 8.500%, 5/15/27(1)(2)	645	649
Goodyear Tire & Rubber Co. (The)
9.500%, 5/31/25(2)	250	256
5.250%, 4/30/31(2)	265	230
5.250%, 7/15/31(2)	305	263
		1,629

Building Materials—0.3%
Builders FirstSource, Inc. 144A 6.375%, 6/15/32(1)(2)	245	244
Griffon Corp. 5.750%, 3/1/28(2)	370	341
		585

Chemicals—0.1%
Chemours Co. (The) 144A 5.750%, 11/15/28(1)(2)	265	235
Commercial Services—1.1%
ADT Security Corp. (The) 144A 4.125%, 8/1/29(1)(2)	400	348
Avis Budget Car Rental LLC 144A 5.375%, 3/1/29(1)(2)	420	381
Deluxe Corp. 144A 8.000%, 6/1/29(1)	145	112
Herc Holdings, Inc. 144A 5.500%, 7/15/27(1)(2)	470	449
Hertz Corp. (The) 144A 5.000%, 12/1/29(1)(2)	405	331
NESCO Holdings II, Inc. 144A 5.500%, 4/15/29(1)(2)	360	325
United Rentals North America, Inc. 5.250%, 1/15/30(2)	310	300
		2,246

Computers—0.2%
McAfee Corp. 144A 7.375%, 2/15/30(1)(2)	275	228

See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023
($ reported in thousands)
	Par Value	Value

Computers—continued
NCR Corp. 144A 5.125%, 4/15/29(1)(2)	$ 330	$ 286
		514

Containers & Packaging—0.7%
Berry Global, Inc. 144A 5.625%, 7/15/27(1)(2)	270	266
Mauser Packaging Solutions Holding Co. 144A 7.875%, 8/15/26(1)(2)	340	345
Owens-Brockway Glass Container, Inc. 144A 6.625%, 5/13/27(1)(2)	485	486
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(1)(2)	355	343
		1,440

Diversified REITS—0.4%
Iron Mountain, Inc. 144A 5.250%, 7/15/30(1)(2)	425	391
Service Properties Trust 7.500%, 9/15/25	445	436
		827

Electric Utilities—0.2%
PG&E Corp. 5.250%, 7/1/30	375	346
Electronic Equipment, Instruments & Components—0.2%
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(1)(2)	500	513
Electronics—0.3%
Coherent Corp. 144A 5.000%, 12/15/29(1)(2)	400	360
Sensata Technologies B.V. 144A 5.875%, 9/1/30(1)	230	226
		586

Entertainment—1.5%
Caesars Entertainment, Inc.
144A 8.125%, 7/1/27(1)(2)	785	801
144A 4.625%, 10/15/29(1)(2)	425	373
144A 7.000%, 2/15/30(1)(2)	230	232
CDI Escrow Issuer, Inc. 144A 5.750%, 4/1/30(1)	230	222
Lions Gate Capital Holdings LLC 144A 5.500%, 4/15/29(1)(2)	410	299
Live Nation Entertainment, Inc. 144A 6.500%, 5/15/27(1)(2)	425	430
Scientific Games International, Inc. 144A 7.000%, 5/15/28(1)	180	179
SeaWorld Parks & Entertainment, Inc.
144A 8.750%, 5/1/25(1)	215	219
144A 5.250%, 8/15/29(1)(2)	425	382
		3,137

Environmental Services—0.2%
GFL Environmental, Inc. 144A 4.750%, 6/15/29(1)(2)	545	507
	Par Value	Value

Financial Services—0.5%
Nationstar Mortgage Holdings, Inc.
144A 5.500%, 8/15/28(1)(2)	$ 290	$ 259
144A 5.750%, 11/15/31(1)(2)	145	121
Navient Corp. 6.750%, 6/15/26(2)	375	365
OneMain Finance Corp. 8.250%, 10/1/23(2)	110	110
PRA Group, Inc. 144A 8.375%, 2/1/28(1)	225	224
		1,079

Food & Beverage—0.3%
Post Holdings, Inc.
144A 5.500%, 12/15/29(1)	250	238
144A 4.500%, 9/15/31(1)(2)	300	262
Simmons Foods, Inc. 144A 4.625%, 3/1/29(1)	120	99
		599

Healthcare-Products—0.2%
Medline Borrower LP 144A 5.250%, 10/1/29(1)(2)	385	333
Healthcare-Services—0.5%
Select Medical Corp. 144A 6.250%, 8/15/26(1)(2)	345	338
Tenet Healthcare Corp. 6.125%, 10/1/28(2)	695	674
		1,012

Hotel & Resort REITs—0.2%
Park Intermediate Holdings LLC
144A 5.875%, 10/1/28(1)	260	240
144A 4.875%, 5/15/29(1)(2)	290	251
		491

Housewares—0.2%
Newell Brands, Inc. 6.625%, 9/15/29(2)	340	336
Internet—0.7%
Gen Digital, Inc. 144A 7.125%, 9/30/30(1)(2)	450	452
Uber Technologies, Inc.
144A 8.000%, 11/1/26(1)(2)	235	241
144A 7.500%, 9/15/27(1)(2)	370	382
144A 6.250%, 1/15/28(1)	360	363
		1,438

Investment Companies—0.2%
Compass Group Diversified Holdings LLC 144A 5.250%, 4/15/29(1)(2)	435	392
Leisure Time—0.7%
Carnival Corp.
144A 10.500%, 2/1/26(1)(2)	650	679
144A 10.500%, 6/1/30(1)(2)	135	128

See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023
($ reported in thousands)
	Par Value	Value

Leisure Time—continued
NCL Corp., Ltd. 144A 8.375%, 2/1/28(1)(2)	$ 340	$ 342
Royal Caribbean Cruises Ltd.
144A 11.500%, 6/1/25(1)(2)	105	111
144A 11.625%, 8/15/27(1)	275	293
		1,553

Lodging—0.3%
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)(2)	415	376
MGM Resorts International 4.750%, 10/15/28(2)	305	285
		661

Machinery-Construction & Mining—0.2%
Terex Corp. 144A 5.000%, 5/15/29(1)(2)	370	344
Machinery-Diversified—0.2%
Chart Industries, Inc. 144A 7.500%, 1/1/30(1)(2)	455	469
Media—2.1%
CCO Holdings LLC
144A 6.375%, 9/1/29(1)(2)	475	451
144A 7.375%, 3/1/31(1)(2)	575	563
CSC Holdings LLC 144A 7.500%, 4/1/28(1)(2)	315	197
DirecTV Financing LLC 144A 5.875%, 8/15/27(1)(2)	575	505
DISH Network Corp. 144A 11.750%, 11/15/27(1)(2)	555	524
Gray Television, Inc.
144A 7.000%, 5/15/27(1)(2)	450	364
144A 4.750%, 10/15/30(1)(2)	295	191
Nexstar Media, Inc. 144A 5.625%, 7/15/27(1)(2)	445	418
Scripps Escrow II, Inc. 144A 5.375%, 1/15/31(1)	300	209
Sirius XM Radio, Inc. 144A 4.000%, 7/15/28(1)(2)	450	380
TEGNA, Inc. 5.000%, 9/15/29(2)	280	245
Virgin Media Secured Finance plc 144A 5.500%, 5/15/29(1)(2)	395	363
		4,410

Mining—0.2%
Hudbay Minerals, Inc. 144A 6.125%, 4/1/29(1)(2)	465	435
Oil, Gas & Consumable Fuels—1.6%
Antero Resources Corp. 144A 7.625%, 2/1/29(1)	213	218
Callon Petroleum Co. 144A 8.000%, 8/1/28(1)(2)	355	350
CITGO Petroleum Corp. 144A 6.375%, 6/15/26(1)(2)	445	434
	Par Value	Value

Oil, Gas & Consumable Fuels—continued
CNX Resources Corp.
144A 7.250%, 3/14/27(1)(2)	$ 255	$ 252
144A 7.375%, 1/15/31(1)	230	222
Occidental Petroleum Corp. 6.625%, 9/1/30(2)	220	235
SM Energy Co. 6.500%, 7/15/28(2)	530	502
Sunoco LP
5.875%, 3/15/28(2)	115	112
4.500%, 4/30/30	145	129
USA Compression Partners LP 6.875%, 9/1/27(2)	415	404
Weatherford International Ltd. 144A 8.625%, 4/30/30(1)(2)	525	535
		3,393

Paper & Forest Products—0.1%
Mercer International, Inc. 144A 5.125%, 2/1/29(1)(2)	300	250
Passenger Airlines—0.3%
American Airlines, Inc. 144A 11.750%, 7/15/25(1)(2)	300	330
Delta Air Lines, Inc. 7.375%, 1/15/26(2)	275	290
		620

Personal Care Product—0.2%
Coty, Inc. 144A 6.500%, 4/15/26(1)(2)	475	474
Pharmaceuticals—0.4%
Jazz Securities DAC 144A 4.375%, 1/15/29(1)(2)	380	349
Organon & Co. 144A 5.125%, 4/30/31(1)(2)	520	464
		813

Pipelines—0.9%
Antero Midstream Partners LP 144A 5.375%, 6/15/29(1)(2)	290	271
Crestwood Midstream Partners LP 144A 6.000%, 2/1/29(1)(2)	605	570
EQM Midstream Partners LP 144A 7.500%, 6/1/30(1)(2)	455	442
NGL Energy Operating LLC 144A 7.500%, 2/1/26(1)(2)	290	278
NuStar Logistics LP 6.375%, 10/1/30(2)	305	294
		1,855

Real Estate—0.1%
Kennedy-Wilson, Inc. 5.000%, 3/1/31(2)	395	299
Retail—0.8%
Asbury Automotive Group, Inc.
4.750%, 3/1/30(2)	422	375

See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023
($ reported in thousands)
	Par Value	Value

Retail—continued
144A 4.625%, 11/15/29(1)(2)	$ 145	$ 129
Bath & Body Works, Inc. 144A 6.625%, 10/1/30(1)(2)	590	566
Macy’s Retail Holdings LLC
144A 5.875%, 3/15/30(1)(2)	135	120
144A 6.125%, 3/15/32(1)(2)	265	232
New Red Finance, Inc. 144A 4.000%, 10/15/30(1)	300	262
		1,684

Semiconductors—0.3%
Amkor Technology, Inc. 144A 6.625%, 9/15/27(1)(2)	225	225
Entegris Escrow Corp. 144A 5.950%, 6/15/30(1)(2)	505	480
		705

Software—0.3%
Alteryx, Inc. 144A 8.750%, 3/15/28(1)	275	267
Clarivate Science Holdings Corp. 144A 4.875%, 7/1/29(1)(2)	300	270
		537

Telecommunications—0.7%
CommScope, Inc. 144A 6.000%, 3/1/26(1)(2)	335	320
Frontier Communications Holdings LLC
144A 5.000%, 5/1/28(1)(2)	265	233
144A 8.750%, 5/15/30(1)(2)	445	440
Hughes Satellite Systems Corp. 6.625%, 8/1/26(2)	400	378
		1,371

Transportation—0.2%
Fortress Transportation & Infrastructure Investors LLC
144A 9.750%, 8/1/27(1)(2)	350	365
144A 5.500%, 5/1/28(1)(2)	150	137
		502

Total Corporate Bonds and Notes (Identified Cost $43,884)		41,192

	Shares
Convertible Preferred Stocks—7.9%
Automobile Components—0.6%
Aptiv plc Series A, 5.500%(2)	10,515	1,190
Banks—2.4%
Wells Fargo & Co. Series L, 7.500%	4,305	5,028
Capital Markets—0.6%
KKR & Co., Inc. Series C, 6.000%(2)	21,705	1,386
Electric Utilities—1.4%
NextEra Energy, Inc., 6.926%(2)	33,590	1,590
	Shares	Value
Electric Utilities—continued
PG&E Corp., 5.500%	9,900	$ 1,484
		3,074

Healthcare Equipment & Supplies—1.1%
Boston Scientific Corp. Series A, 5.500%(2)	17,965	2,259
Machinery—1.2%
Chart Industries, Inc. Series B, 6.750%	21,620	1,212
RBC Bearings, Inc. Series A, 5.000%	11,245	1,243
		2,455

Telecommunications—0.6%
T-Mobile U.S. 2020 Cash Mandatory Exchangeable Trust 144A, 5.250%(1)(2)	1,115	1,299
Total Convertible Preferred Stocks (Identified Cost $17,168)		16,691

Preferred Stock—0.1%
Entertainment—0.1%
LiveStyle, Inc. Series B (3)(4)(5)	1,848	145
Total Preferred Stock (Identified Cost $181)		145

Common Stocks—34.5%
Air Freight & Logistics—0.4%
FedEx Corp.	3,320	756
Automobiles—0.9%
Tesla, Inc.(4)	11,988	1,970
Banks—1.4%
CCF Holdings LLC (3)(4)	1,026,972	401
CCF Holdings LLC Class M(3)(4)	219,990	86
JPMorgan Chase & Co.	9,150	1,265
Wells Fargo & Co.	28,890	1,148
		2,900

Biotechnology—0.4%
AbbVie, Inc.	6,075	918
Broadline Retail—1.4%
Amazon.com, Inc.(4)	26,945	2,841
Capital Markets—1.0%
CME Group, Inc. Class A	3,965	737
Moody’s Corp.(6)	4,310	1,349
		2,086

Chemicals—0.9%
DuPont de Nemours, Inc.(6)	17,360	1,210
Sherwin-Williams Co. (The)	2,935	697
		1,907

See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023
($ reported in thousands)
	Shares	Value

Commercial Services & Supplies—0.5%
GFL Environmental, Inc.	15,842	$ 575
Waste Management, Inc.(6)	2,515	418
		993

Communications Equipment—0.3%
Cisco Systems, Inc.	12,995	614
Consumer Finance—0.4%
Capital One Financial Corp.	9,300	905
Consumer Staples Distribution & Retail—0.8%
Costco Wholesale Corp.	2,480	1,248
Target Corp.	2,770	437
		1,685

Electric Utilities—1.0%
Exelon Corp.	46,995	1,994
Electrical Equipment—0.2%
Generac Holdings, Inc.(4)	2,070	212
Plug Power, Inc.(4)	18,725	169
		381

Energy Equipment & Services—0.5%
Schlumberger N.V.	22,995	1,135
Entertainment—0.0%
LiveStyle, Inc. (3)(4)(5)	13,574	—
Financial Services—1.1%
Mastercard, Inc. Class A(6)	6,230	2,368
Ground Transportation—1.2%
Uber Technologies, Inc.(4)	23,440	728
Union Pacific Corp.	9,060	1,773
		2,501

Healthcare Equipment & Supplies—1.3%
Abbott Laboratories	7,550	834
Align Technology, Inc.(4)(6)	2,220	722
Intuitive Surgical, Inc.(4)	3,830	1,154
		2,710

Healthcare Providers & Services—0.5%
UnitedHealth Group, Inc.	2,182	1,074
Hotels, Restaurants & Leisure—1.5%
Booking Holdings, Inc.(4)	520	1,397
Chipotle Mexican Grill, Inc. Class A(4)(6)	430	889
Las Vegas Sands Corp.(4)	15,005	958
		3,244

Insurance—0.1%
Aon plc Class A	940	306
	Shares	Value

Interactive Media & Services—3.0%
Alphabet, Inc. Class A(4)	37,665	$ 4,043
Meta Platforms, Inc. Class A(4)(6)	9,605	2,308
		6,351

IT Services—0.7%
Accenture plc Class A(6)	4,210	1,180
EPAM Systems, Inc.(4)	1,062	300
		1,480

Life Sciences Tools & Services—1.2%
IQVIA Holdings, Inc.(4)	4,935	929
Thermo Fisher Scientific, Inc.(6)	2,765	1,534
		2,463

Machinery—0.3%
Deere & Co.	1,565	592
Oil, Gas & Consumable Fuels—0.9%
ConocoPhillips	9,550	983
Devon Energy Corp.	18,670	997
		1,980

Pharmaceuticals—1.0%
Eli Lilly & Co.(6)	1,605	635
Zoetis, Inc. Class A	8,890	1,563
		2,198

Semiconductors & Semiconductor Equipment—2.0%
Lam Research Corp.	2,035	1,066
Marvell Technology, Inc.	10,735	424
Micron Technology, Inc.	16,235	1,045
NVIDIA Corp.	5,690	1,579
		4,114

Software—4.8%
Atlassian Corp. Class A(4)	2,390	353
Crowdstrike Holdings, Inc. Class A(4)	5,615	674
Intuit, Inc.	2,110	937
Microsoft Corp.(6)	17,281	5,310
Salesforce, Inc.(4)	6,570	1,303
ServiceNow, Inc.(4)	3,320	1,525
		10,102

Specialized REITs—0.5%
American Tower Corp.	4,875	996
Specialty Retail—1.2%
AutoZone, Inc.(4)	10	26
Home Depot, Inc. (The)(6)	4,555	1,369
TJX Cos., Inc. (The)	14,030	1,106
		2,501

Technology Hardware, Storage & Peripherals—2.4%
Apple, Inc.	29,980	5,087

See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023
($ reported in thousands)
	Shares	Value

Textiles, Apparel & Luxury Goods—0.7%
NIKE, Inc. Class B	10,765	$ 1,364
Total Common Stocks (Identified Cost $84,782)		72,516

Warrant—0.0%
Banks—0.0%
CCF Holdings LLC, 4/1/24(3)(4)	363,920	62
Total Warrant (Identified Cost $—)		62

Total Long-Term Investments—141.7% (Identified Cost $319,380)		297,839

Short-Term Investment—7.3%
Money Market Mutual Fund—7.3%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.745%)(7)	15,329,212	15,329
Total Short-Term Investment (Identified Cost $15,329)		15,329

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—149.0% (Identified Cost $334,709)		313,168

Written Options—(0.0)%
(See open written options schedule)
Total Written Options (Premiums Received $23)	(38)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—149.0% (Identified Cost $334,686)	$313,130
Other assets and liabilities, net—(49.0)%	(103,002)
NET ASSETS—100.0%	$210,128
Abbreviations:
EV	Enterprise Value
LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, these securities amounted to a value of $83,863 or 39.9% of net assets.
(2)	All or a portion of the security is segregated as collateral for margin loan financing. The value of securities segregated as collateral is $129,106.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Non-income producing.
(5)	Security is restricted from resale.
(6)	All or a portion of the security is segregated as collateral for written options.The value of securities segregated as collateral is $10,052.
(7)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	94%
Canada	2
United Kingdom	1
Bermuda	1
Liberia	1
Jersey	1
Total	100%
† % of total investments, net of written options, as of April 30, 2023.

Open written options contracts as of April 30, 2023 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Accenture plc	(30)	$(930)	$310.00	05/19/23	$(—) (3)
Align Technology, Inc.	(10)	(420)	420.00	05/19/23	(—) (3)
Chipotle Mexican Grill, Inc.	(2)	(420)	2,100.00	05/19/23	(6)
DuPont de Nemours, Inc.	(120)	(960)	80.00	05/19/23	(1)
Eli Lilly & Co.	(10)	(430)	430.00	05/19/23	(1)
Home Depot, Inc. (The)	(30)	(1,035)	345.00	05/19/23	(—) (3)
Mastercard, Inc.	(29)	(1,160)	400.00	05/19/23	(2)
Meta Platforms, Inc.	(28)	(770)	275.00	05/19/23	(1)
Microsoft Corp.	(85)	(2,678)	315.00	05/19/23	(24)
Moody’s Corp.	(20)	(660)	330.00	05/19/23	(2)
ServiceNow, Inc.	(10)	(540)	540.00	05/19/23	(—) (3)
Thermo Fisher Scientific, Inc.	(20)	(1,240)	620.00	05/19/23	(—) (3)
See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023
($ reported in thousands)
Open written options contracts as of April 30, 2023 were as follows (continued):
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2) (continued)
Waste Management, Inc.	(13)	$(224)	$172.50	05/19/23	$(—) (3)
					(37)
Put Options
AutoZone, Inc.	(1)	(236)	2,360.00	05/19/23	(—) (3)
AutoZone, Inc.	(1)	(250)	2,500.00	05/19/23	(1)
					(1)
Total Written Options					$(38)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.
(3) Amount is less than $500.
The following table summarizes the value of the Fund’s investments as of April 30, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at April 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$41,192	$—	$41,192	$—
Convertible Bonds and Notes	167,233	—	164,161	3,072
Equity Securities:
Common Stocks	72,516	72,029	—	487(1)
Convertible Preferred Stocks	16,691	15,392	1,299	—
Preferred Stock	145	—	—	145
Warrant	62	—	—	62
Money Market Mutual Fund	15,329	15,329	—	—
Total Assets	313,168	102,750	206,652	3,766
Liabilities:
Other Financial Instruments:
Written Options	(38)	(38)	—	—
Total Liabilities	(38)	(38)	—	—
Total Investments, Net of Written Options	$313,130	$102,712	$206,652	$3,766

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at April 30, 2023.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Convertible Bonds and Notes	Common Stocks	Preferred Stocks	Warrants
Investments in Securities
Balance as of January 31, 2023:	$ 4,189	$ 3,152	$ 760	$ 139	$ 138
Net change in unrealized appreciation (depreciation)(a)	(423)	(80)	(273)	6	(76)
Balance as of April 30, 2023	$ 3,766	$ 3,072	$ 487(b)	$ 145	$ 62
(a) The net change in unrealized appreciation (depreciation) on investments still held at April 30, 2023, was $423.
(b) Includes internally fair valued securities currently priced at zero ($0).
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at April 30, 2023:
Investments in Securities – Assets	Ending Balance at April 30, 2023	Valuation Technique Used	Unobservable Inputs	Input Values

Preferred Stocks:
LiveStyle, Inc. Series B	$145	Discounted cash flows liquidation approach	Discount rate	23.89% (23.67% - 24.03%)

Common Stocks:
CCF Holdings LLC	$401	Market and Company Comparables	EV Multiples	1.12x (0.70x - 1.44x)
				6.14x (5.08x - 7.72x)
				0.44x (0.22x - 0.64x)
			Illiquidity Discount	25%

CCF Holdings LLC Class M	$86	Market and Company Comparables	EV Multiples	1.12x (0.70x - 1.44x)
				6.14x (5.08x - 7.72x)
				0.44x (0.22x - 0.64x)
			Illiquidity Discount	25%

Warrant:
CCF Holdings LLC	$62	Market and Company Comparables	EV Multiples	1.12x (0.70x - 1.44x)
				6.14x (5.08x - 7.72x)
				0.44x (0.22x - 0.64x)
			Illiquidity Discount	25%
		Black-Scholes Model	Volatility	50.27%

See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2023
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.